Investments in Equity Method Investees (Summarized Operating Results of Morgan Stanley) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	¥ 780,005	¥ 617,321
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	2,681,000	2,203,000
Total non-interest expenses	1,842,000	1,593,000
Income from continuing operations before income taxes	839,000	610,000
Morgan Stanley [Member] | Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member]
Equity Method Investment, Summarized Financial Information, Income and Loss
Net income applicable to Morgan Stanley	¥ 632,000	¥ 475,000